Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investment, Ownership Percentage	50.00%
Percentage Of Charterers Revenue In Voyage Revenue	more than 10%	more than 10%	more than 10%
Asset Impairment Charges		$ 3,477
Other Operating Activities, Cash Flow Statement	11,179	10,014
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	27 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	28 years
Five Year Historical Average Rates [Member]
Asset Impairment Charges	17,982	19,685
Three or One Year Historical Average Rates [Member]
Asset Impairment Charges	$ 27,077	$ 30,340